UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679
                                                     ---------

                                 Adelante Funds
                                 --------------
               (Exact name of registrant as specified in charter)

                                 555 12th Street
                                Oakland, CA 94607
                                -----------------
                    (Address of principal executive offices)

                         Adelante Capital Management LLC
                                 555 12th Street
                                Oakland, CA 94607
                                -----------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, (17 CFR 270.30e-1)

                                 ADELANTE FUNDS:
                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT


                                  JULY 31, 2006



[LOGO]
ADELANTE
     Capital Management



    Shares of Adelante Funds are distributed by an independent third party,
                        UMB Distribution Services, LLC.

To Our Shareholders                                                July 31, 2006

We are pleased to present Adelante Funds' 2006 Semi-Annual Report.

In the following pages, you will find detailed financial information for Adelante U.S. Real Estate Securities Fund for the six months ended July 31, 2006.

In the event you have questions regarding this report, or Adelante Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Adelante Funds. We look forward to serving you in the months and years ahead.



Sincerely,



Adelante Funds

UMB Distribution Services, LLC, Distributor

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED JULY 31, 2006

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                                  Class K                                             Class Y
------------------------------------------------------------------------------------------------------------------------------------
                                                               Expenses                                              Expenses
                                    Beginning     Ending      paid during                Beginning      Ending      paid during
                                    account       account       period                    account      account        period
                                    value         value        2/1/06-                     value        value         2/1/06-
                                    2/1/06        7/31/06     7/31/06(1)                   2/1/06      7/31/06       7/31/06(1)
------------------------------------------------------------------------------------------------------------------------------------
Actual                              $1,000.00   $1,101.00       $6.51                    $1,000.00    $1,102.70        $5.06

Hypothetical
(5% return before expenses)         1,000.00     1,018.80        6.26                     1,000.00     1,020.19         4.86

1 Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K and 0.97% for Class Y), multiplied by the average account value over the period, and multiplied by 0.4959 (to reflect the one-half year period).

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

         Number
      of Shares                                                                                         Value
   ---------------                                                                              ------------------
                      COMMON STOCKS                                                92.6%

                      APARTMENTS                                                   25.7%
        25,270            Archstone-Smith Trust                                                      $ 1,325,917
        15,100            AvalonBay Communities, Inc.                                                  1,765,492
        13,810            BRE Properties, Inc.                                                           809,818
        15,480            Camden Property Trust                                                        1,183,446
        42,770            Equity Residential                                                           1,989,233
         7,760            Essex Property Trust, Inc.                                                     908,618
        12,500            Post Properties, Inc.                                                          600,125
        23,800            United Dominion Realty Trust, Inc.                                             662,830
                                                                                                     -----------
                                                                                                       9,245,479
                                                                                                     -----------

                      DIVERSIFIED/SPECIALTY                                         7.9%
         3,290            Colonial Properties Trust                                                      157,690
         6,300            Crescent Real Estate Equities Company                                          122,976
        23,510            Vornado Realty Trust                                                         2,457,971
         2,840            Washington Real Estate Investment Trust                                        105,307
                                                                                                     -----------
                                                                                                       2,843,944
                                                                                                     -----------

                      INDUSTRIAL                                                    8.9%
        22,270            AMB Property Corporation                                                     1,167,616
        36,780            ProLogis                                                                     2,035,773
                                                                                                     -----------
                                                                                                       3,203,389
                                                                                                     -----------

                      INDUSTRIAL MIXED                                              1.4%
         3,380            Duke Realty Corporation                                                        125,939
         7,790            Liberty Property Trust                                                         364,962
                                                                                                     -----------
                                                                                                         490,901
                                                                                                     -----------

                      OFFICE                                                       17.9%
         3,910            Alexandria Real Estate Equities, Inc.                                          369,182
         6,100            BioMed Realty Trust, Inc.                                                      181,841
        18,500            Boston Properties, Inc.                                                      1,816,700
         4,489            Brandywine Realty Trust                                                        142,032
         8,400            Cogdell Spencer, Inc.                                                          155,820
        22,200            Corporate Office Properties Trust                                              999,000
        31,009            Equity Office Properties Trust                                               1,175,551
         8,390            Kilroy Realty Corporation                                                      619,937
         5,190            Mack-Cali Realty Corporation                                                   250,729
         6,240            SL Green Realty Corporation                                                    713,232
                                                                                                     -----------
                                                                                                       6,424,024
                                                                                                     -----------


                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2006 (UNAUDITED)


         Number
      of Shares                                                                                         Value
   ---------------                                                                              ------------------

                      RETAIL - LOCAL                                               11.3%
        26,800            Acadia Realty Trust                                                    $       638,912
        17,500            Cedar Shopping Centers, Inc.                                                   265,300
         4,890            Developers Diversified Realty Corporation                                      258,094
         9,240            Federal Realty Investment Trust                                                670,362
         6,540            Kimco Realty Corporation                                                       256,630
        14,510            Pan Pacific Retail Properties, Inc.                                          1,002,641
        10,130            Regency Centers Corporation                                                    649,536
         7,900            Weingarten Realty Investors                                                    315,684
                                                                                                     -----------
                                                                                                       4,057,159
                                                                                                     -----------

                      RETAIL - REGIONAL                                            17.8%
         3,240            CBL & Associates Properties, Inc.                                              126,878
        29,810            General Growth Properties, Inc.                                              1,360,528
        17,490            The Macerich Company                                                         1,272,397
        26,490            Simon Property Group, Inc.                                                   2,265,690
        32,800            Taubman Centers, Inc.                                                        1,361,200
                                                                                                     -----------
                                                                                                       6,386,693
                                                                                                     -----------

                      TRIPLE-NET LEASE                                              1.7%
        22,200            Lexington Corporate Properties Trust                                           442,224
        10,200            Newkirk Realty Trust, Inc.                                                     161,976
                                                                                                     -----------
                                                                                                         604,200
                                                                                                     -----------

                      TOTAL COMMON STOCKS (COST $18,604,985)                                          33,255,789
                                                                                                     -----------

                      PREFERRED STOCKS                                              5.2%
        25,100            SL Green Realty Corporation, Series D                                          640,678
        14,400            Taubman Centers, Inc., Series G                                                373,464
        35,800            Vornado Realty Trust, Series I                                                 849,892
                                                                                                     -----------
                                                                                                       1,864,034
                                                                                                     -----------

                      TOTAL PREFERRED STOCKS (COST $1,853,330)                                         1,864,034
                                                                                                     -----------

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2006 (UNAUDITED)


     Principal
      Amount                                                                                         Value
   ---------------                                                                              ------------------

$    1,803,146        SHORT-TERM INVESTMENT                                         5.0%
                          UMB Bank Money Market Fiduciary                                            $ 1,803,146
                                                                                                     -----------

                      TOTAL SHORT-TERM INVESTMENT (COST $1,803,146)                                    1,803,146
                                                                                                     -----------

                      TOTAL INVESTMENTS (COST $22,261,461)                        102.8%              36,922,969

                      LIABILITIES LESS OTHER ASSETS                               (2.8%)              (1,004,461)
                                                                                                     -----------

                      NET ASSETS                                                  100.0%             $35,918,508
                                                                                                     ===========

 See notes to the financial statements.


                          SECTOR BREAKDOWN (UNAUDITED)
                                  JULY 31, 2006

[CHART]

APARTMENTS.................25%
RETAIL - REGIONAL..........17%
RETAIL - LOCAL.............11%
PREFERRED STOCKS............5%
INDUSTRIAL..................9%
DIVERSIFIED/SECIALTY........8%
SHORT-TERM INVESTMENT.......5%
INDUSTRIAL MIXED............1%
TRIPLE-NET LEASE............2%
OFFICE.....................17%

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2006 (UNAUDITED)

ASSETS:

          Investments, at value (cost $22,261,461)                                      $             36,922,969
          Interest and dividends receivable                                                               83,913
          Receivable for capital stock sold                                                               34,836
          Due from adviser                                                                                11,626
          Prepaid expenses and other assets                                                               40,412
                                                                                        ----------------------------
          Total assets                                                                                37,093,756
                                                                                        ----------------------------

LIABILITIES:
          Payable for investments purchased                                                            1,133,996
          Payable for capital stock redeemed                                                               8,169
          Distribution fee payable                                                                         3,288
          Other accrued expenses                                                                          29,795
                                                                                        ----------------------------

          Total liabilities                                                                            1,175,248
                                                                                        ----------------------------

NET ASSETS                                                                              $             35,918,508
                                                                                        ============================

NET ASSETS CONSIST OF:
          Paid-in-capital                                                               $             15,309,448
          Distribution in excess of net investment income                                               (126,407)
          Accumulated undistributed net realized gain on investments                                   6,073,959
          Net unrealized appreciation on investments                                                  14,661,508
                                                                                        ----------------------------

NET ASSETS                                                                              $             35,918,508
                                                                                        ============================

SHARES OUTSTANDING, $0.0001 PAR VALUE,
          (UNLIMITED SHARES AUTHORIZED)
          CLASS K                                                                                        483,380
          CLASS Y                                                                                      1,244,775

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
          CLASS K                                                                       $                  20.91
                                                                                        ============================
          CLASS Y                                                                       $                  20.73
                                                                                        ============================


See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)


INVESTMENT INCOME:
          Dividends                                                                     $                571,520
          Interest                                                                                        10,970
                                                                                        ----------------------------

          Total investment income                                                                        582,490
                                                                                        ----------------------------

EXPENSES:
          Investment advisory fees (see note 6)                                                          136,263
          Professional fees                                                                               76,320
          Shareholder servicing fees                                                                      41,609
          Administration and accounting fees                                                              36,428
          Trustees' fees and expenses                                                                     22,501
          Insurance expense                                                                               20,537
          Reports to shareholders                                                                         17,053
          Federal and state registration fees                                                             15,145
          Distribution fees (see note 6)                                                                  14,211
          Custody fees                                                                                     6,152
          Other expenses                                                                                   2,215
                                                                                        ----------------------------

          Total expenses before waiver and reimbursement of expenses                                     388,434

          Less:  Waiver and reimbursement of expenses                                                   (207,297)
                                                                                        ----------------------------

          Net expenses                                                                                   181,137
                                                                                        ----------------------------

NET INVESTMENT INCOME                                                                                    401,353
                                                                                        ----------------------------

REALIZED AND UNREALIZED GAIN:
          Net realized gain on investments                                                             4,479,599
          Change in unrealized depreciation on investments                                            (1,249,477)
                                                                                        ----------------------------
          Net gain on investments                                                                      3,230,122

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                               $              3,631,475
                                                                                        ============================

See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SIX MONTHS ENDED
                                                                          JULY 31, 2006              YEAR ENDED
                                                                           (UNAUDITED)           JANUARY 31, 2006
                                                                     -------------------       -------------------

OPERATIONS:
  Net investment income                                                $       401,353           $     1,115,786
  Net realized gain on investments                                           4,479,599                 4,512,286
  Change in unrealized depreciation on investments                          (1,249,477)                4,471,695
                                                                     -------------------       -------------------
    Net increase in net assets resulting from operations                     3,631,475                10,099,767
                                                                     -------------------       -------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class K shares                                                           1,609,674                 4,764,475
    Class Y shares                                                           3,849,967                 7,394,791
  Shares issued to shareholders in reinvestment of distributions
    Class K shares                                                              39,109                 3,151,868
    Class Y shares                                                             127,447                 3,706,050
  Payments for shares redeemed
    Class K shares                                                          (8,811,228)              (11,799,501)
    Class Y shares                                                          (1,571,085)               (6,841,278)
                                                                     -------------------       -------------------
    Net increase (decrease) from capital share transactions                 (4,756,116)                  376,405
                                                                     -------------------       -------------------

DISTRIBUTIONS PAID FROM:
  Net investment income
    Class K shares                                                             (39,573)                 (196,860)
    Class Y shares                                                            (135,866)                 (289,495)
  Net realized gains
    Class K shares                                                                  --                (2,974,010)
    Class Y shares                                                                  --                (3,727,251)
                                                                     -------------------       -------------------
    Total distributions                                                       (175,439)               (7,187,616)
                                                                     -------------------       -------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (1,300,080)                3,288,556

NET ASSETS:
  Beginning of year                                                         37,218,588                33,930,032
                                                                     -------------------       -------------------



  End of period                                                        $    35,918,508           $    37,218,588
                                                                     ===================       ===================


See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE YEAR/PERIOD.


                                 CLASS K          CLASS K           CLASS K           CLASS K           CLASS K          CLASS K
------------------------------------------------------------------------------------------------------------------------------------
                            SIX MONTHS ENDED
                              JULY 31, 2006     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                               (UNAUDITED)   JANUARY 31, 2006  JANUARY 31, 2005  JANUARY 31, 2004  JANUARY 31, 2003 JANUARY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF YEAR/PERIOD     $     19.07       $     17.92      $     17.23        $     12.76       $     12.91     $     12.55

INCOME FROM
INVESTMENT OPERATIONS:
  Net investment income             0.37              0.57             0.65(1)            0.61(1)           0.59(1)         0.65(1)
  Net realized and
   unrealized gain/(loss)
   on investments                   1.55              5.05             2.09(1)            4.55(1)          (0.14)(1)        0.71(1)
                             -----------       -----------      -----------        -----------       -----------     -----------

   Total from investment
    operations                      1.92              5.62             2.74               5.16              0.45            1.36
                             -----------       -----------      -----------        -----------       -----------     -----------

DISTRIBUTIONS TO
SHAREHOLDERS:
  Dividends from net
   investment income               (0.08)            (0.26)           (0.52)             (0.58)            (0.55)          (0.66)
  Distributions from
   capital gains                      --             (4.21)           (1.53)             (0.11)            (0.05)          (0.34)
                             -----------       -----------      -----------        -----------       -----------     -----------

      Total distributions          (0.08)            (4.47)           (2.05)             (0.69)            (0.60)          (1.00)
                             -----------       -----------      -----------        -----------       -----------     -----------

NET ASSET VALUE,
END OF YEAR/PERIOD           $     20.91       $     19.07      $     17.92        $     17.23       $     12.76     $     12.91
                             ===========       ===========      ===========        ===========       ===========     ===========

TOTAL RETURN                       10.10%(2)         33.14%           15.19%             41.21%             3.29%          11.01%

SUPPLEMENTAL DATA
AND RATIOS:
  Net assets, end of
   year/period               $ 10,108,230       $15,947,297      $18,350,017        $28,984,996       $18,727,963     $13,364,481
  Ratio of expenses to
   average net assets               1.25%(3)          1.25%            1.25%              1.25%             1.25%           1.25%
  Ratio of expenses
   before waivers to
   average net assets               2.59%(3)          2.55%            2.10%              2.23%             2.75%           2.96%
  Ratio of net
   investment income to
   average net assets               2.10%(3)          3.05%            3.38%(1)           4.01%(1)          4.50%(1)        5.05%(1)
  Ratio of net investment
   income before waivers to
   average net assets               0.75%(3)           1.75%           2.54%(1)           3.04%(1)          3.00%(1)        3.34%(1)
  Portfolio turnover rate             20%(2)             31%             32%                15%               30%             54%

(1) As restated. See Note 2 of Notes to Financial Statements.
(2) Not annualized for periods less than a year.
(3) Annualized.

See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE YEAR/PERIOD.



                                 CLASS Y          CLASS Y           CLASS Y           CLASS Y           CLASS Y          CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                            SIX MONTHS ENDED
                              JULY 31, 2006     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                               (UNAUDITED)   JANUARY 31, 2006  JANUARY 31, 2005  JANUARY 31, 2004  JANUARY 31, 2003 JANUARY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF YEAR/PERIOD     $     18.92       $     17.81      $     17.12        $     12.64       $     12.78     $     12.40

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income               0.24              0.65             0.67(1)            0.64(1)           0.61(1)         0.75(1)
  Net realized and
   unrealized gain/(loss)
   on investments                   1.69              4.99             2.12(1)            4.55(1)          (0.11)(1)        0.64(1)
                             -----------       -----------      -----------        -----------       -----------    -----------

   Total from investment
    operations                      1.93              5.64             2.79               5.19              0.50            1.39
                             -----------       -----------      -----------        -----------       -----------    -----------

DISTRIBUTIONS TO
SHAREHOLDERS:
  Dividends from net
   investment income               (0.12)            (0.32)           (0.57)             (0.60)            (0.59)          (0.67)
  Distributions from
   capital gains                      --             (4.21)           (1.53)             (0.11)            (0.05)          (0.34)
                             -----------       -----------      -----------        -----------       -----------    -----------

   Total distributions             (0.12)            (4.53)           (2.10)             (0.71)            (0.64)           1.01)
                             -----------       -----------      -----------        -----------       -----------    -----------

NET ASSET VALUE,
END OF YEAR/PERIOD           $     20.73       $     18.92      $     17.81        $     17.12       $     12.64     $     12.78
                             ===========       ===========      ===========        ===========       ===========    ===========

TOTAL RETURN                       10.27%(2)         33.51%           15.62%             41.88%             3.69%          11.39%

SUPPLEMENTAL DATA
AND RATIOS:
  Net assets, end of
   year/period               $ 25,810,278       $21,271,291   $   15,580,015        $17,093,188       $ 6,418,537     $ 3,520,190
  Ratio of expenses to
   average net assets               0.97%(3)          0.97%            0.97%              0.97%             0.97%           0.97%
  Ratio of expenses
   before waivers to
   average net assets               2.12%(3)          2.05%            1.88%              2.06%             2.90%           3.85%
  Ratio of net
   investment income to
   average net assets               2.49%(3)          3.32%            3.68%(1)           4.27%(1)          4.87%(1)        5.32%(1)
  Ratio of net investment
   income before
   waivers to
   average net assets               1.33%(3)          2.24%            2.78%(1)           3.19%(1)          2.94%(1)        2.45%(1)
  Portfolio turnover rate             20%(2)            31%              32%                15%               30%             54%

(1) As restated. See Note 2 of Notes to Financial Statements.
(2) Not annualized for periods less than a year.
(3) Annualized.

See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2006 (UNAUDITED)


1.       ORGANIZATION

         Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of July 31, 2006, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC (the "Adviser") is the Fund's investment adviser.

2.       RESTATEMENT

         In preparing the 2006 financial statements, management determined that in prior years it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio by recording these returns of capital as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, amounts of income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to reclassify amounts reported for the net investment income per share, net realized and unrealized gain/(loss) on investments per share, the ratio of net investment income to average net assets, and the ratio of net investment income before waivers to average net assets for the years ended January 31, 2005, 2004, 2003 and 2002 in the Financial Highlights.

         The amounts before and after the restatement are shown in the table below:



                                                                 AS ORIGINALLY REPORTED            RESTATED
------------------------------------------------------------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         CLASS K SHARES
         Net investment income per share:            2005             $      0.92                $      0.65
                                                     2004             $      0.70                $      0.61
                                                     2003             $      0.64                $      0.59
                                                     2002             $      0.70                $      0.65


                                                                 AS ORIGINALLY REPORTED            RESTATED
------------------------------------------------------------------------------------------------------------------------------------

         Net realized and unrealized gain/(loss)
            on investments per share:                2005             $      1.82                $      2.09
                                                     2004             $      4.46                $      4.55
                                                     2003             $     (0.19)               $     (0.14)
                                                     2002             $      0.66                $      0.71

         Ratio of net investment income
            to average net assets:                   2005                   4.11%                      3.38%
                                                     2004                   4.75%                      4.01%
                                                     2003                   5.21%                      4.50%
                                                     2002                   5.54%                      5.05%







                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 AS ORIGINALLY REPORTED            RESTATED
         Ratio of net investment income
            before waivers to average
            net assets:                              2005                   3.26%                      2.54%
                                                     2004                   3.77%                      3.04%
                                                     2003                   3.71%                      3.00%
                                                     2002                   3.83%                      3.34%



                                                                 AS ORIGINALLY REPORTED            RESTATED
------------------------------------------------------------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         CLASS Y SHARES
         Net investment income per share:            2005             $      0.83                $      0.67
                                                     2004             $      0.70                $      0.64
                                                     2003             $      0.67                $      0.61
                                                     2002             $      0.74                $      0.75

         Net realized and unrealized gain/(loss)
            on investments per share:                2005             $      1.96                $      2.12
                                                     2004             $      4.49                $      4.55
                                                     2003             $     (0.17)               $     (0.11)
                                                     2002             $      0.65                $      0.64

         Ratio of net investment income
            to average net assets:                   2005                   4.41%                      3.68%
                                                     2004                   5.01%                      4.27%
                                                     2003                   5.58%                      4.87%
                                                     2002                   5.82%                      5.32%

         Ratio of net investment income
            before waivers to average
            net assets:                              2005                   3.50%                      2.78%
                                                     2004                   3.92%                      3.19%
                                                     2003                   3.65%                      2.94%
                                                     2002                   2.94%                      2.45%


                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2006 (UNAUDITED)

3.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

         INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

         FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

         DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

         Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2006 (UNAUDITED)


         INDEMNIFICATIONS - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

4.       CAPITAL TRANSACTIONS

         Transactions of the Fund were as follows:


                                                     SIX MONTHS ENDED                           YEAR ENDED
                                                      JULY 31, 2006                         JANUARY 31, 2006
         CLASS K SHARES:                      SHARES            DOLLARS               SHARES              DOLLARS




         Shares sold                           81,192         $   1,609,674           238,576          $   4,764,475
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                   1,942                39,109           175,630              3,151,868
         Shares redeemed                     (436,123)           (8,811,228)         (601,727)           (11,799,501)
                                        -----------------   ------------------  ------------------   ------------------
         Net increase(decrease)              (352,989)        $  (7,162,445)         (187,521)         $  (3,883,158)
                                        -----------------   ------------------  ------------------   ------------------






                                                     SIX MONTHS ENDED                           YEAR ENDED
                                                      JULY 31, 2006                         JANUARY 31, 2006
         CLASS Y SHARES:                       SHARES            DOLLARS               SHARES              DOLLARS

         Shares sold                          194,719         $   3,849,967           378,752          $   7,394,791
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                   6,379               127,447           207,965              3,706,050
         Shares redeemed                      (80,748)           (1,571,085)         (337,323)            (6,841,278)
                                        -----------------   ------------------  ------------------   ------------------

         Net increase(decrease)               120,351         $   2,406,329          (249,394)         $  (4,259,563)
                                        -----------------   ------------------  ------------------   ------------------

         Net increase(decrease) from
            capital share transactions       (232,639)        $  (4,756,116)          (61,873)         $    (376,405)
                                        =================   ==================  ==================   ==================

5.       INVESTMENT TRANSACTIONS

         Purchases and sales of securities for the Fund, excluding short-term investments, for the six months ended July 31, 2006 were $7,918,397 and $11,560,303, respectively. There were no purchases or sales of U.S. Government securities for the year ended July 31, 2006.

6.       INVESTMENT ADVISORY AGREEMENT

         The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2006 (UNAUDITED)




         of the Fund to 1.25% and 0.97%, respectively, through January 31, 2007, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through August 25, 2007. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2006, the Adviser waived investment advisory fees for the Fund of $207,297. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. During the six months ended July 31, 2006, the Adviser did not recoup any expenses. At July 31, 2006, the following amounts are subject to recoupment through July 31, 2007, July 31, 2008, and July 31, 2009, respectively.

                            Expires            Expires            Expires
                        July 31, 2009      July 31, 2008      July 31, 2007
                        -------------      -------------      -------------
         Class K          $199,504           $211,770           $211,240
         Class Y           243,461            178,671            135,342

         Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the period ended July 31, 2006, the Fund incurred distribution expenses of $14,211.

7.       INVESTMENT RISKS

         As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

8.       FEDERAL INCOME TAX INFORMATION

         At July 31, 2006, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:


         Cost of investments                             $       22,435,506
                                                         ==================

         Gross unrealized appreciation                   $       14,513,666
         Gross unrealized depreciation                              (26,203)
                                                         ------------------
         Net unrealized appreciation on investments      $       14,487,463
                                                         ==================

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2006 (UNAUDITED)

The tax basis of components of distributable net earnings at January 31, 2006 were as follows:


Undistributed ordinary income                              $        213,542
Accumulated capital and other losses                              1,157,675
Unrealized appreciation                                          15,781,805
                                                           ----------------
Total accumulated earnings                                 $     17,153,022
                                                           ================

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales. The differences between book-basis and tax-basis undistributed ordinary income are attributable primarily to the timing difference in recognizing return of capital adjustments and to differences in the character of distributable earnings.

The tax components of distributions paid during the fiscal years ending January 31, 2006 and January 31, 2005 were as follows:


                                             Year Ended            Year Ended
                                         January 31, 2006      January 31, 2005
                                         ----------------      ----------------

Distributions paid from:
   Ordinary income                       $      1,076,261      $      1,903,042
   Net long-term capital gains                  5,988,988             2,267,646
   Unrecaptured section 1250 gain                 122,367               134,605
                                         ----------------      ----------------
Total distributions paid                 $      7,187,616      $      4,305,293
                                         ================      ================

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109. This Interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. This Interpretation is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

APPROVAL OF THE ADVISORY AGREEMENT (UNAUDITED)

At their regular quarterly meeting held on March 17, 2006, the Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust, as that term is defined in the Investment Act of 1940, as amended (the "Independent Trustees"), approved the continuation of the Advisory Agreement between Adelante Capital Management LLC (the "Adviser") and Adelante U.S. Real Estate Securities Fund (the "Fund"). In preparation for their consideration of the Advisory Agreement's continuation, the Trustees requested and reviewed a variety of materials relating to the Adviser and the Fund, including (1) information regarding the Adviser's financial condition; (2) information about the Adviser's organization, operations, and personnel; (3) the advisory fees, total expenses and performance of the Fund relative to other similar mutual funds; and (4) the performance of the Fund relative to relevant benchmarks. The Trustees also considered information they had received in the period since their prior approval of the Advisory Agreement, at the Board's regular quarterly meetings, and otherwise, addressing matters such as the Adviser's financial condition, Adviser personnel, compliance matters, investment techniques, Fund and securities market performance, and brokerage practices such as best execution and soft dollars. Due to illness, one of the Independent Trustees was unable to participate in the March 17, 2006 meeting; however, prior to the March 17, 2006 meeting, all of the Independent Trustees conferred informally regarding the matters to be discussed at the meeting such that the remaining Independent Trustees felt comfortable in proceeding with consideration of the Advisory Agreement's renewal in the absence of one of their number. Immediately prior to the March 17, 2006 meeting, the Independent Trustees (this and subsequent references to the Independent Trustees and to the Trustees mean those present at the March 17, 2006 meeting) toured the Adviser's newly occupied facilities and during an adjournment of the March 17, 2006 meeting, met with Adviser personnel involved in research, investment selection and trading for the Fund. The Independent Trustees also met in executive session during the course of the Board's consideration of the Advisory Agreement's continuation.

At their March 17, 2006 meeting, the Trustees received a presentation regarding the Adviser from Michael Torres, the Fund's portfolio manager and CEO of the Adviser. Mr. Torres discussed among other matters, (i) the Fund's investment performance, (ii) the Adviser's investment process, (iii) the Adviser's personnel, (iv) the Adviser's brokerage practices with respect to the Fund and
(v) the Adviser's financial condition. The Trustees also received a presentation from Mark Hoopes, the Fund's and Adviser's Chief Compliance Officer, addressing compliance matters and other operational functions performed by the Adviser, and supplementing the responses provided by the Adviser to the Trustees' aforementioned request for information.

The Adviser's presentation to the Trustees also addressed the Fund's advisory fee, total expenses and performance as compared to other similar funds. The Trustees reviewed the average total expense ratio information for the Fund against benchmark average total expense ratio information for other real estate mutual funds. The Trustees also reviewed the Fund's advisory fee rate against benchmark advisory fee information for other real estate mutual funds. The Trustees noted the Adviser's agreement to maintain existing expense limitations through August 25, 2007. The Trustees reviewed the Fund performance information, including performance measures and rankings provided by a third party entity, against that for a group of real estate mutual funds selected by the Adviser as representative of the Fund's principal competitors. The Trustees also reviewed information relating to the fees paid by other clients of the Adviser whose portfolios are managed similarly to the Fund and concluded that, given the services other than portfolio management provided to the Fund under the Advisory Agreement, the fee rate under the Advisory Agreement was appropriate in relation to those charged the Adviser's other clients whose assets are managed using the same general investment strategy as the Fund's.

The Trustees discussed (a) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (b) the Fund's performance, and (c) the fee payable to the Adviser under the Advisory Agreement. In the course of these deliberations, the Trustees reached the following conclusions, among others: (A) the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (B) the Adviser's personnel are qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the

Adviser maintains appropriate compliance programs; (D) the Fund's performance is reasonable in relation to the performance of funds with similar investment objectives and the performance of relevant indices given market conditions and the Fund's relative size, desired risk profile, and specific investment strategy; and (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services provided by the Adviser.

The Trustees considered the costs of services to be provided to the Fund under the Advisory Agreement, or profits to be realized by the Adviser from its relationship with the Fund, and determined that they were not material to their deliberations given the extent to which the Adviser can be expected to waive its fees and reimburse Fund expenses under its contractual agreement to limit Fund expenses. In addition, the Trustees considered the extent to which economies of scale would be realized as the Fund grows, and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, and similarly determined them not to be material to their deliberations given the Fund's current asset level and the asset levels reasonably foreseeable during the period prior to the next review of the Advisory Agreement. The Trustees did reiterate their intention to monitor these issues on an ongoing basis and address them as appropriate when circumstances change.

Based on the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees, including the Independent Trustees, concluded that approval of the Advisory Agreement would be in the interests of the Fund and its shareholders, and accordingly, approved the Advisory Agreement's continuation in accordance with its terms.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2006, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

                       This page intentionally left blank.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND



TRUSTEES                                      William J. Klipp
                                              Scott MacKillop
                                              Kevin Malone
                                              Michael A. Torres

INVESTMENT ADVISER                            ADELANTE CAPITAL MANAGEMENT LLC
                                              555 12th Street, Suite 2100
                                              Oakland, CA  94607

ADMINISTRATOR AND                             UMB FUND SERVICES, INC.
FUND ACCOUNTANT                               803 West Michigan Street, Suite A
                                              Milwaukee, WI 53233

CUSTODIAN                                     UMB BANK, N.A.
                                              928 Grand Boulevard
                                              Kansas City, MO  64106

INDEPENDENT AUDITORS                          PRICEWATERHOUSECOOPERS LLP
                                              333 Market Street
                                              San Francisco, CA  94105

LEGAL COUNSEL                                 GOODWIN PROCTER LLP
                                              Exchange Place
                                              Boston, MA 02109

DISTRIBUTOR                                   UMB DISTRIBUTION SERVICES, LLC
                                              803 West Michigan Street, Suite A
                                              Milwaukee, WI 53233

DIVIDEND-DISBURSING                           UMB FUND SERVICES, INC.
AND TRANSFER AGENT                            c/o Adelante Funds
                                              803 West Michigan Street, Suite A
                                              Milwaukee, WI 53233


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF ADELANTE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE ADELANTE U.S. REAL ESTATE SECURITIES FUND. THE PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES, THE INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUND. READ THE PROSPECTUS CAREFULLY.

LE 410 0706

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no significant change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of Ethics: Not applicable for semi-annual reports

     (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds
--------------


/s/Michael A. Torres
------------------------
Michael A. Torres
Principal Executive Officer
September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


/s/Michael A. Torres
------------------------
Michael A. Torres
Principal Executive Officer
September 27, 2006


/s/Mark A. Hoopes
------------------------
Mark A. Hoopes
Principal Financial Officer
September 27, 2006